Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Right-of-use assets	R 553	R 480
Additions to right-of-use assets	270	240
Lease modifications	15	17
Depreciation, right-of-use assets	(248)	(259)
Termination of lease asset	(5)	(45)
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets	(16)	120
Right-of-use assets	569	553
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	270	240
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets	(16)	120
Termination of lease asset	(5)	(45)
Depreciation, right-of-use assets	248	259
Lease modifications	R 15	R 17